Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation of Federal Income Tax Rate

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2014	2013	2012
Federal statutory income tax rate	(34.0)%	(34.0)%	(34.0)%
Federal and state research and development tax credit	(2.5)	(6.6)	(1.2)
State taxes, net of federal benefit	(4.6)	(4.8)	(5.1)
Stock-based compensation	1.6	1.3	0.3
Other	0.8	—	—
Change in deferred tax asset valuation allowance	38.7	44.1	40.0

Effective income tax rate	0.0%	0.0%	0.0%

Net Deferred Tax Assets

Net deferred tax assets as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013
Net operating loss carryforwards	$15,243	$9,204
Research and development tax credit carryforwards	2,582	2,005
Capitalized start-up costs	2,204	2,426
Capitalized research and development expenses, net	15,746	11,571
Accrued expenses and other temporary differences	1,050	570

Total gross deferred tax assets	36,825	25,776
Valuation allowance	(36,825)	(25,776)

Net deferred tax assets	$—	$—

Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2014, 2013 and 2012 related primarily to the increase in net operating loss carryforwards, capitalized research and development expenses and research and development tax credit carryforwards and were as follows:

	Year Ended December 31,
	2014	2013	2012
Valuation allowance as of beginning of year	$25,776	$19,815	$14,171
Decreases recorded as benefit to income tax provision	—	—	—
Increases recorded to income tax provision	11,049	5,961	5,644

Valuation allowance as of end of year	$36,825	$25,776	$19,815